Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses
Accrued voyage expenses	$ 10,641	$ 5,742
Accrued loan interest	7,420	8,297
Accrued legal and professional fees	5,547	2,010
Total accrued expenses	$ 23,608	$ 16,049